Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
River Canyon Total Return Bond Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	7.75%	7.48%	10.02%	(4.07%)	4.26%	6.41%	11.71%	1.82%	9.76%	3.17%

[1]	The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2025 was 1.16%.